United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09092

First Eagle Variable Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, New York 10105-4300

(Address of principal executive offices) (Zip code)

Robert Bruno

First Eagle Variable Funds

1345 Avenue of the Americas

New York, New York 10105-4300

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 632-2700

Date of fiscal year end:  December 31, 2005

Date of reporting period:  September 30, 2005

Item 1. Schedule of Investments. – The schedule of investments as of September 30, 2005, is filed herewith.

First Eagle Overseas Variable Fund
SCHEDULE OF INVESTMENTS
September 30, 2005
(unaudited)

Number		Cost	Value
of Shares		(Note 1)	(Note 1)
	Common and Preferred Stocks (84.52%)

	Belgium (0.85%)
55,000	Deceuninck (1)	$ 962,375	$ 1,725,760

	Canada (0.62%)
21,399	EnCana Corporation (3)	228,388	1,247,776

	Chile (0.29%)
45,000	Quinenco SA ADR (8)	181,973	589,500

	France (21.54%)
84,700	Wendel Investissement (7)	1,668,451	8,395,589
43,661	Robertet SA (2)	5,741,189	5,668,844
150,000	Sodexho Alliance (1)	4,238,994	5,664,170
172,600	Vivendi Universal SA (10)	5,474,191	5,635,697
100,000	Remy Cointreau SA (2)	2,987,412	4,538,309
32,605	L'Oréal SA (2)	2,432,631	2,526,296
27,000	Essilor International SA (6)	1,642,122	2,236,455
14,760	Neopost SA (8)	805,142	1,431,093
25,000	Laurent-Perrier (2)	758,516	1,365,700
1,750	Société Sucrière de Pithiviers-le-Vieil (2)	576,693	1,209,715
20,200	Accor SA (1)	961,282	1,020,433
5,688	Société du Louvre Reg D (1)	727,104	999,733
2,980	Total SA (3)	802,379	813,599
10,000	Gaumont SA (10)	492,848	699,080
11,000	Cap Gemini SA (a)(15)	381,114	428,200
15,660	Societe Television Francaise 1 (10)	414,773	415,500
18,000	Sabeton SA (7)	229,529	265,085
2,000	Didot-Bottin (a)(7)	126,999	170,953
		30,461,369	43,484,451

	Germany (2.31%)
42,000	Fraport AG (16)	1,645,038	2,172,690
20,000	Hornbach Holding AG Pfd. (14)	898,404	1,743,191
14,800	Pfeiffer Vacuum Technology AG (8)	510,351	738,214
		3,053,793	4,654,095

	Hong Kong (0.66%)
1,059,500	Shaw Brothers (Hong Kong) Limited (10)	889,158	1,324,870

	Indonesia (0.21%)
575,000	PT Bat Indonesia Tbk (a)(2)	604,783	419,504

	Italy (2.13%)
250,000	Italcementi S.p.A. RNC (9)	1,162,105	2,780,090
250,000	Gewiss S.p.A. RNC (8)	597,083	1,522,287
		1,759,188	4,302,377

See Notes to Schedule of Investments.

	Japan (20.92%)
121,000	Toyota Motor Corporation (1)	4,551,846	5,538,732
200,000	Shimano Inc. (1)	3,065,595	5,387,324
100,000	Ono Pharmaceutical Company, Limited (6)	3,927,311	4,656,690
460,000	Aioi Insurance Company, Limited (4)	1,548,726	2,737,324
100,000	Tokyu Community Corporation (8)	1,477,450	2,561,620
127,000	T. Hasegawa Company, Limited (2)	1,861,823	2,001,144
85,000	Secom Joshinetsu Company, Limited (8)	1,544,591	1,840,669
74,950	Nitto Khoki Company, Limited (8)	1,343,653	1,547,163
200,000	NIPPONKOA Insurance Company, Limited (4)	706,596	1,540,493
31,500	Secom Company, Limited (8)	1,248,725	1,513,996
59,300	Olympus Corporation (6)	1,248,304	1,312,848
50,000	Matsumoto Yushi-Seiyaku Company (9)	1,098,109	1,258,803
55,000	Chofu Seisakusho Company, Limited (1)	749,181	1,203,125
35,000	Dydo Drinco Inc. (2)	761,747	1,198,504
75,300	Toho Company, Limited (10)	717,041	1,193,134
85,000	Chubu Nippon Broadcasting Company (10)	958,095	983,935
55,000	Maezawa Kasei Industries Company, Limited (8)	853,757	938,776
100,000	Sansei Yusoki Company, Limited (8)	839,966	906,690
7,500	ASAHI Broadcasting Corporation (10)	437,961	798,856
22,000	Mandom Corporation (2)	401,762	545,158
27,139	Shoei Company, Limited (7)	127,166	501,689
35,000	Poplar Company Limited (2)	450,814	483,715
25,000	TKC Corporation (8)	429,716	441,241
50,000	Shingakukai Company, Limited (1)	385,310	435,299
6,800	Canon Inc. (15)	357,002	366,937
32,200	Seikagaku Corporation (6)	176,280	348,644
		31,268,527	42,242,509
	Luxembourg (0.74%)
3,500	Socfinasia SA (7)	703,650	1,085,588
2,000	Societe Financiere Luxembourgeoise (7)	311,400	413,557
		1,015,050	1,499,145

	Malaysia (0.43%)
1,000,000	POS Malaysia & Services Holdings Berhad (8)	524,760	875,564

	Netherlands (2.60%)
71,150	Heineken Holding NV (2)	2,211,406	2,098,213
50,000	Holdingmaatschappij de Telegraaf NV (10)	1,294,039	1,217,229
35,000	Koninklijke Grolsch NV (2)	862,910	963,143
18,197	USG People NV (8)	166,677	621,291
12,761	Arcadis NV (8)	133,521	343,491
		4,668,553	5,243,367

	New Zealand (0.69%)
375,000	News and Media NZ Limited exchangeable preference shares (10)	863,093	1,149,311
1,050,000	Evergreen Forests Limited (a)(11)	266,380	247,544
		1,129,473	1,396,855

	Singapore (1.38%)
500,000	Haw Par Corporation Limited (8)	1,015,622	1,536,008
700,000	Singapore Airport Terminal (16)	724,759	922,195
1,000,000	Del Monte Pacific Limited (2)	239,759	327,879
		1,980,140	2,786,082

	South Africa (2.79%)
229,670	Gold Fields Limited ADR (12)	2,759,738	3,337,105
750,000	Mvelaphanda Resources Limited (a)(12)	2,421,152	2,290,931
		5,180,890	5,628,036

See Notes to Schedule of Investments.

		South Korea (8.13%)
	18,000	Samsung Electronics Company, Limited Pfd. (15)	2,740,388	7,831,337
	100,000	Hyundai Pharmaceutical Industries Company, Limited (6)	887,888	2,079,540
	1,500	Lotte Confectionery Company, Limited (2)	360,172	1,538,093
	30,000	Tae Young Corporation (17)	973,342	1,092,477
	45,000	Kukdong Electric Wire Company, Limited (15)	646,442	1,078,103
	100,000	Daeduck Electronics Company, Limited (15)	653,555	996,646
	45,614	SK Telecom Company Limited ADR (15)	921,702	996,210
	1,490	Nam Yang Dairy Products (2)	361,713	803,900
			7,545,202	16,416,306

		Spain (1.62%)
	76,570	Corporacion Financiera Alba SA (7)	2,293,600	3,266,024

		Switzerland (10.30%)
	25,700	Kuehne & Nagel International AG (16)	1,352,807	6,354,259
	75,000	Pargesa Holding AG (7)	3,548,366	6,339,579
	16,730	Nestlé SA (2)	4,494,049	4,899,108
	425	Metall Zug PC AG (1)	465,010	1,321,711
	20	Metall Zug AG (1)	223,140	502,221
	2,000	Edipresse SA (10)	675,882	958,084
	10,000	Micronas Semiconductor (a)(15)	374,533	427,274
			11,133,787	20,802,236

		Thailand (0.08%)
	20,000	The Oriental Hotel Public Company, Limited (1)	88,922	152,028

		United Kingdom (5.88%)
	450,000	Associated British Ports Holding Plc (16)	3,994,905	4,167,659
	76,415	Anglo American Plc (12)	1,830,283	2,277,084
	150,000	Spirax-Sarco Engineering Plc (8)	863,922	2,084,160
	294,550	Millennium & Copthorne Hotel Plc (1)	1,526,776	1,921,650
	375,000	J.Z. Equity Partners Plc (4)	667,077	1,218,295
	32,840	The Vitec Group Plc (10)	208,262	205,563
			9,091,225	11,874,411
		United States (0.35%)
	15,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (c)(12)	438,425	703,800

		Total Common and Preferred Stocks	114,499,581	170,634,696
	Principal
	Amount
		Note and Bonds (4.81%)

		Gold-Linked Note (1.18%)
	$ 2,000,000	HSBC Gold-Linked Note 0% due 1/13/2006 (a)(b)(c)(d)(e)(12)	2,000,000	2,375,800

		U.S. Dollar Bond (0.29%)
	500,000	Fimep SA 10½% due 2/15/2013 (8)	500,000	575,000

		Non U.S. Dollar Bonds (3.34%)
GBP	500,000	EMI Group Limited Plc 9¾% due 5/20/2008 (10)	821,235	966,260
EUR	1,386,425	Republic of France O.A.T./i 3% due 7/25/2009 (5)	1,796,456	1,828,427
EUR	1,675,000	Waterford Wedgwood Plc 9⅞% due 12/01/2010 (b)(1)	1,987,076	1,913,002
GBP	615,000	Enodis Plc 10⅜% due 4/15/2012 (8)	1,010,291	1,226,600
EUR	650,000	Ray Acquisition 9⅜% due 3/16/2015 (b)(8)	779,250	816,595
			6,394,308	6,750,884
		Total Note and Bonds	8,894,308	9,701,684

See Notes to Schedule of Investments.

	Short Term Investments (10.03%)
9,132,000	RaboBank USA Finance Corporation 3.87% due 10/03/2005	9,130,037		9,130,037
5,210,000	Diageo Capital 3.81% due 10/07/2005	5,206,692		5,206,692
1,195,000	Knight-Ridder Inc. 3.83% due 10/12/2005	1,193,601		1,193,601
4,727,000	Dover 3.77% due 10/14/2005	4,720,565		4,720,565
	Total Short Term Investments	20,250,895		20,250,895

	Total Investments (99.36%)	$143,644,784	*	200,587,275

	Other assets in excess of liabilities (0.64%)			1,295,770
	Net assets (100.00%)			$201,883,045

* At September 30, 2005 cost is substantially identical for both book and federal income tax purposes.

	Foreign Currencies	Sector / Industry Classifications
	EUR - euro	(1) Consumer Discretionary	(10) Media
	GBP - pound sterling	(2) Consumer Staples	(11) Paper and Forest Products
		(3) Energy	(12) Precious Metals
		(4) Financials	(13) Real Estate
		(5) Government Issues	(14) Retail
		(6) Health Care	(15) Technology and Telecommunications
		(7) Holding Companies	(16) Transportation
		(8) Industrials	(17) Utilities
(9) Materials
(a)	Non-income producing security.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(d)	Security for which there is less than three market makers.
(e)	Leveraged 2 to 1

See Notes to Schedule of Investments.

First Eagle Overseas Variable Fund

NOTES TO SCHEDULE OF INVESTMENTS

(unaudited)

Significant Accounting Policies

First Eagle Variable Funds (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust, formerly First Eagle SoGen Variable Funds, Inc., changed its name to First Eagle Variable Funds, Inc. effective December 31, 2002 with corresponding change to the name of the portfolio from First Eagle SoGen Overseas Variable Fund to First Eagle Overseas Variable Fund. The Trust is a Delaware statutory trust and was until April 13, 2004 a Maryland corporation operating under the name First Eagle Variable Funds, Inc.

Security valuation—The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices. Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation, except if such unlisted security is traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (“NOCP”)). All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. London closing exchange rates typically are used to convert foreign security prices into U.S. dollars, while commodities (such as physical metals) normally are valued at the price of the last sale on the COMEX exchange as of the close of business on the date on which the assets are valued. Any security that is listed or traded on more than on exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed by the Adviser to be the primary trading venue for that security. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolio. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees. Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market value.

Foreign currency translation—The market values of securities which are not traded in U.S. currency are recorded after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Item 2. Controls and Procedures.

a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a–2(a) under the Investment Company Act (17 CFR 270.30a–2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	/s/ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer		Date: November 28, 2005

/s/ John P. Arnhold
John P. Arnhold, President		Date: November 28, 2005